Property, Plant and Equipment (Details) - Schedule of Composition and Movement of Property, Plant and Equipment - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Balance at beginning		$ 26,157
Sale and write-off				$ (2)
Balance at ending		28,224		26,157
Land and Buildings [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Sale and write-off
Machinery and Equipment [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Sale and write-off	[1]			(2)
Vehicles [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Sale and write-off
Computers, Software, Equipment and Office Furniture [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Sale and write-off
Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Balance at beginning		82,367		78,568
Additions		6,394		3,801
Sale and write-off		(127)		(2)
Balance at ending		88,631		82,367
Cost [Member] | Land and Buildings [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Balance at beginning	[1]	35,090	[2]	34,543
Additions		951	[2]	547	[1]
Sale and write-off
Balance at ending	[2]	360,418		35,090	[1]
Cost [Member] | Machinery and Equipment [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Balance at beginning	[1]	35,343	[2]	33,439
Additions		2,764	[2]	1,906	[1]
Sale and write-off		(110)	[2]	(2)	[1]
Balance at ending	[2]	37,997		35,343	[1]
Cost [Member] | Vehicles [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Balance at beginning		31		31
Additions
Sale and write-off
Balance at ending		31		31
Cost [Member] | Computers, Software, Equipment and Office Furniture [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Balance at beginning		10,337		9,371
Additions		1,135		966
Sale and write-off
Balance at ending		11,472		10,337
Cost [Member] | Leasehold Improvements [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Balance at beginning		1,566	[3]	1,184
Additions		1,544	[3]	382
Sale and write-off		(17)	[3]
Balance at ending	[3]	3,093		1,566
Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Balance at beginning		56,210		52,261
Depreciation		4,309		3,951
Sale and write-off		(109)
Balance at ending		60,410		56,210
Depreciated cost		28,224		26,157
Accumulated Depreciation [Member] | Land and Buildings [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Balance at beginning	[1]	22,154	[2]	21,091
Depreciation		1,140	[2]	1,063	[1]
Sale and write-off	[2]
Balance at ending	[2]	23,294		22,154	[1]
Depreciated cost		12,747	[2]	12,936	[1]
Accumulated Depreciation [Member] | Machinery and Equipment [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Balance at beginning	[1]	25,493	[2]	23,804
Depreciation		1,875	[2]	1,691	[1]
Sale and write-off	[2]	(109)
Balance at ending	[2]	27,259		25,493	[1]
Depreciated cost		10,738	[2]	9,850	[1]
Accumulated Depreciation [Member] | Vehicles [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Balance at beginning		26		23
Depreciation		3		3
Sale and write-off
Balance at ending		29		26
Depreciated cost		2		5
Accumulated Depreciation [Member] | Computers, Software, Equipment and Office Furniture [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Balance at beginning		7,882		6,808
Depreciation		1,168		1,074
Sale and write-off
Balance at ending		9,050		7,882
Depreciated cost		2,422		2,455
Accumulated Depreciation [Member] | Leasehold Improvements [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Balance at beginning		655	[3]	535
Depreciation		123	[3]	120
Sale and write-off
Balance at ending	[3]	778		655
Depreciated cost		$ 2,315	[3]	$ 911

[1]	Including labor costs charged in 2022 to the cost of facilities, machinery, and equipment in the amount of $1,403 thousands.
[2]	Including labor costs charged in 2023 to the cost of facilities, machinery, and equipment in the amount of $1,426 thousand.
[3]	Including Right – of use assets depreciation expense in the amount of $20 thousand that was capitalized to the Leasehold Improvements during 2023. Also refer to Note 15.